EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
EARNINGS PER SHARE
9.	EARNINGS PER SHARE

The following table represents a reconciliation of basic and diluted earnings per share:

	March 31, 2014	December 31, 2013
Net loss used in the computation of basic and diluted earnings per share	$(85,102,314)	$(20,706,448)

Weighted average shares outstanding—basic	63,595,532	42,871,414
Common stock equivalents	—	—

Total weighted average shares outstanding—diluted	63,595,532	42,871,414

Per Share Data:
Basic
Net earnings	$(1.36)	$(0.48)

Diluted
Net earnings	$(1.36)	$(0.48)

For the periods where the Company reported losses, all common stock equivalents are excluded from the computation of diluted earnings per share, since the result would be antidilutive. Securities, that were not included in the calculation of diluted earnings per share because to do so would have been antidilutive for the periods presented, are as follows:

	March 31, 2014	December 31, 2013
Stock options	6,737,375	7,269,656
Warrants	12,140,133	775,430
Convertible debt	5,475,000	1,700,000

Total antidilutive common stock equivalents excluded from dilutive earnings per share	24,352,508	9,745,086

9.	EARNINGS PER SHARE

The following table represents a reconciliation of basic and diluted earnings per share:

	2013	2012
Net loss used in the computation of basic and diluted earnings per share	$(20,706,448)	$(478,170)

Weighted average shares outstanding — basic	42,871,414	32,500,000
Common stock equivalents	—	—

Total weighted average shares outstanding — diluted	42,871,414	32,500,000

Per Share Data:
Basic
Net earnings	$(0.48)	$(0.01)

Diluted
Net earnings	$(0.48)	$(0.01)

For the periods where the Company reported losses, all common stock equivalents are excluded from the computation of diluted earnings per share, since the result would be antidilutive. Securities, that were not included in the calculation of diluted earnings per share because to do so would have been antidilutive for the periods presented, are as follows:

	Years Ended December 31
	2013	2012
Stock options	7,269,656	—
Warrants	775,430	—
Convertible debt	1,700,000	—

Total antidilutive common stock equivalents excluded from dilutive earnings per share	9,745,086	—